UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03334
Investment Company Act File Number

Calvert Social Investment Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Balanced Fund
Calvert Bond Fund
Calvert Equity Fund
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

CALVERT BALANCED FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 61.9%
Aerospace & Defense - 0.7%
CAE, Inc.	225,400	4,682,367

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	67,113	5,614,674

Auto Components - 1.2%
Aptiv plc	37,767	3,460,590
Delphi Technologies plc	115,555	5,253,130
		8,713,720

Banks - 3.4%
Bank of America Corp.	360,900	10,173,771
Citigroup, Inc.	58,625	3,923,185
KeyCorp	220,200	4,302,708
PNC Financial Services Group, Inc. (The)	39,600	5,349,960
		23,749,624

Beverages - 1.4%
PepsiCo, Inc.	87,896	9,569,238

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (1)	14,000	1,738,100
Biogen, Inc. (1)	6,852	1,988,724
Celgene Corp. (1)	28,425	2,257,514
Gilead Sciences, Inc.	46,689	3,307,449
Vertex Pharmaceuticals, Inc. (1)	11,400	1,937,544
		11,229,331

Capital Markets - 0.7%
Charles Schwab Corp. (The)	101,000	5,161,100

Commercial Services & Supplies - 1.4%
Deluxe Corp.	75,432	4,994,353
Republic Services, Inc.	68,900	4,710,004
		9,704,357

Consumer Finance - 0.5%
Ally Financial, Inc.	127,100	3,338,917

Containers & Packaging - 1.1%
Ball Corp. (2)	212,037	7,537,915

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	191,407	9,629,686

Electrical Equipment - 1.0%
AMETEK, Inc.	93,800	6,768,608

Energy Equipment & Services - 3.1%
Core Laboratories NV	43,400	5,477,514
National Oilwell Varco, Inc.	133,302	5,785,307
Oceaneering International, Inc.	202,076	5,144,855
TechnipFMC plc	166,510	5,285,027
		21,692,703

Equity Real Estate Investment Trusts (REITs) - 2.2%
AvalonBay Communities, Inc.	38,000	6,531,820
CubeSmart	145,632	4,692,263
Extra Space Storage, Inc.	44,300	4,421,583
		15,645,666

Food & Staples Retailing - 0.9%
Performance Food Group Co. (1)	164,052	6,020,708

Food Products - 2.0%
Conagra Brands, Inc.	130,200	4,652,046
Mondelez International, Inc., Class A	235,870	9,670,670
		14,322,716

Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. (1)	173,000	5,657,100
Danaher Corp.	57,300	5,654,364
		11,311,464

Health Care Providers & Services - 1.6%
Anthem, Inc.	11,000	2,618,330
Humana, Inc.	29,800	8,869,374
		11,487,704

Household Products - 0.6%
Colgate-Palmolive Co.	66,800	4,329,308

Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	102,000	4,760,340

Industrial Conglomerates - 0.8%
3M Co.	28,011	5,510,324

Insurance - 2.9%
American Financial Group, Inc.	50,996	5,473,401
American International Group, Inc.	172,600	9,151,252
First American Financial Corp.	106,843	5,525,920
		20,150,573

Internet & Direct Marketing Retail - 2.7%

Amazon.com, Inc. (1)	8,966	15,240,407
Booking Holdings, Inc. (1)	1,900	3,851,471
		19,091,878

Internet Software & Services - 2.7%
Alphabet, Inc., Class C (1)	14,212	15,855,618
GoDaddy, Inc., Class A (1)	48,200	3,402,920
		19,258,538

IT Services - 1.7%
Amdocs Ltd.	66,767	4,419,308
Cognizant Technology Solutions Corp., Class A	95,700	7,559,343
		11,978,651

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	27,497	5,695,729

Machinery - 0.5%
Parker-Hannifin Corp.	23,800	3,709,230

Media - 1.6%
Walt Disney Co. (The)	107,304	11,246,532

Metals & Mining - 0.7%
Reliance Steel & Aluminum Co.	54,150	4,740,291

Multi-Utilities - 1.4%
CMS Energy Corp.	91,873	4,343,755
Sempra Energy	48,215	5,598,244
		9,941,999

Pharmaceuticals - 2.5%
GlaxoSmithKline plc ADR (2)	129,000	5,199,990
Jazz Pharmaceuticals plc (1)	31,600	5,444,680
Pfizer, Inc.	191,884	6,961,551
		17,606,221

Road & Rail - 0.6%
Kansas City Southern	41,700	4,418,532

Semiconductors & Semiconductor Equipment - 2.3%
Broadcom, Inc.	20,817	5,051,037
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	140,500	5,136,680
Texas Instruments, Inc.	54,396	5,997,159
		16,184,876

Software - 5.7%
Adobe Systems, Inc. (1)	29,524	7,198,247
Intuit, Inc.	29,667	6,061,116
Microsoft Corp.	127,451	12,567,943
Oracle Corp.	144,600	6,371,076

Salesforce.com, Inc. (1)	54,300	7,406,520
		39,604,902

Specialty Retail - 2.6%
Home Depot, Inc. (The)	45,000	8,779,500
TJX Cos., Inc. (The)	62,900	5,986,822
Tractor Supply Co.	42,700	3,266,123
		18,032,445

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	107,352	19,871,929
HP, Inc.	303,300	6,881,877
		26,753,806

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (1)	299,300	3,208,496

Venture Capital - 0.2%
CFBanc Corp. (1)(3)(4)	27,000	318,611
Consensus Orthopedics, Inc. (1)(3)(4)	180,877	153
Kickboard (1)(3)(4)	169,932	3,466
Learn Capital Venture Partners III LP (1)(3)(4)	867,181	1,218,117
MACH Energy (1)(3)(4)	20,536	1,891
Neighborhood Bancorp, Class A (1)(3)(4)	10,000	—
		1,542,238

Total Common Stocks (Cost $385,091,481)		433,945,407

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 17.1%
Basic Materials - 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	511,634

Communications - 1.2%
AT&T, Inc.:
3.80%, 3/15/22	760,000	761,748
3.80%, 3/1/24	525,000	515,324
4.10%, 2/15/28 (5)	700,000	669,947
Comcast Corp.:
3.15%, 3/1/26	315,000	295,994
3.20%, 7/15/36	990,000	824,687
Crown Castle Towers LLC, 3.663%, 5/15/45 (5)	450,000	441,859
NBCUniversal Media LLC, 4.45%, 1/15/43	405,000	383,405
SBA Communications Corp., 4.00%, 10/1/22 (5)	102,000	98,048
Verizon Communications, Inc.:
3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (6)	531,000	530,882
3.50%, 11/1/24	1,000,000	968,169
4.329%, 9/21/28 (5)	1,171,000	1,162,917
4.862%, 8/21/46	1,275,000	1,221,970

Warner Media LLC, 4.90%, 6/15/42	500,000	461,380
		8,336,330

Consumer, Cyclical - 2.4%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	708,837	703,737
5.25%, 7/15/25	563,223	575,490
5.60%, 1/15/22 (5)	589,286	601,888
Azul Investments LLP, 5.875%, 10/26/24 (2)(5)	570,000	485,212
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	209,000
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (6)	88,000	88,361
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (6)	88,000	88,478
3.125%, 3/9/20	115,000	114,894
3.70%, 3/9/23	647,000	641,096
4.30%, 3/25/28	2,192,000	2,165,609
CVS Pass-Through Trust, 6.036%, 12/10/28	825,451	879,746
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	175,055	175,055
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	519,000	516,526
2.979%, 8/3/22 (2)	2,350,000	2,263,576
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (6)	220,000	221,136
3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (6)	335,000	336,300
3.293%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (6)	600,000	604,257
Home Depot, Inc. (The), 4.20%, 4/1/43	600,000	602,865
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	456,639	434,172
Lennar Corp., 4.50%, 11/15/19	870,000	878,700
New Albertsons, Inc., 7.75%, 6/15/26	25,000	21,750
Newell Brands, Inc., 3.85%, 4/1/23	500,000	492,873
Nordstrom, Inc.:
4.00%, 3/15/27	250,000	240,903
5.00%, 1/15/44	545,000	503,908
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (5)	534,086	510,258
Starbucks Corp., 2.45%, 6/15/26	550,000	493,455
Tapestry, Inc., 4.125%, 7/15/27	1,000,000	955,009
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (5)	182,590	185,856
6.00%, 4/23/22 (5)	279,167	284,052
Whirlpool Corp., 3.70%, 5/1/25	500,000	494,017
Wyndham Destinations, Inc.:
4.15%, 4/1/24	132,000	130,515
4.50%, 4/1/27	147,000	144,060
		17,042,754

Consumer, Non-cyclical - 1.1%
Amgen, Inc., 4.663%, 6/15/51	895,000	887,899
Becton Dickinson and Co.:
2.404%, 6/5/20	474,000	465,692
2.894%, 6/6/22	474,000	458,760
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (6)	336,000	336,628
3.363%, 6/6/24	740,000	711,485

3.70%, 6/6/27	600,000	568,356
Ecolab, Inc.:
3.25%, 12/1/27	214,000	205,227
3.95%, 12/1/47	154,000	147,735
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (5)	500,000	466,466
Kaiser Foundation Hospitals, 3.15%, 5/1/27	874,000	837,652
Keurig Dr Pepper, Inc.:
3.551%, 5/25/21 (5)	348,000	348,519
4.057%, 5/25/23 (5)	222,000	223,071
4.417%, 5/25/25 (5)	182,000	183,139
Kraft Heinz Foods Co.:
3.375%, 6/15/21 (2)	138,000	138,315
5.20%, 7/15/45	575,000	560,959
Life Technologies Corp., 6.00%, 3/1/20	500,000	521,362
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	311,463
MEDNAX, Inc., 5.25%, 12/1/23 (5)	155,000	152,287
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (5)	130,000	139,100
		7,664,115

Energy - 0.1%
Oceaneering International, Inc., 4.65%, 11/15/24	465,000	444,615

Financial - 8.3%
Ally Financial, Inc.:
3.25%, 11/5/18	1,674,000	1,676,092
3.50%, 1/27/19	870,000	870,000
4.125%, 3/30/20	500,000	501,875
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (5)	542,000	531,340
Banco Santander S.A.:
3.125%, 2/23/23	829,000	787,226
3.42%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (6)	305,000	306,001
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (5)	720,000	708,116
Bank of America Corp.:
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (6)	1,163,000	1,156,269
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (6)	1,450,000	1,446,088
3.419% to 12/20/27, 12/20/28 (7)	900,000	848,180
3.499% to 5/17/21, 5/17/22 (7)	1,489,000	1,488,719
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (6)	801,000	816,058
3.593% to 7/21/27, 7/21/28 (7)	1,400,000	1,337,647
3.824% to 1/20/27, 1/20/28 (7)	2,390,000	2,332,993
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (7)	886,000	821,818
Capital One Financial Corp.:
2.50%, 5/12/20	1,001,000	987,211
2.809%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (6)	235,000	234,192
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (6)	1,980,000	1,969,767
3.30%, 10/30/24	419,000	398,363
4.20%, 10/29/25	575,000	559,114
Capital One NA, 2.65%, 8/8/22	610,000	585,706
CBL & Associates LP:
5.25%, 12/1/23 (2)	68,000	59,207
5.95%, 12/15/26 (2)	620,000	522,812

CIT Group, Inc., 3.875%, 2/19/19 (2)	593,500	595,874
Citigroup, Inc.:
2.65%, 10/26/20	885,000	871,701
2.75%, 4/25/22	730,000	707,039
3.142% to 1/24/22, 1/24/23 (7)	776,000	760,675
3.309%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (6)	300,000	300,913
3.391%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (6)	300,000	304,613
3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (6)	800,000	800,639
3.887% to 1/10/27, 1/10/28 (7)	3,320,000	3,219,221
4.075% to 4/23/28, 4/23/29 (7)	1,150,000	1,129,624
4.125%, 7/25/28 (2)	100,000	95,816
5.80% to 11/15/19 (7)(8)	280,000	286,476
6.125% to 11/15/20 (7)(8)	140,000	146,300
Citizens Bank NA:
2.25%, 3/2/20	500,000	491,642
2.55%, 5/13/21	400,000	390,381
Citizens Financial Group, Inc., 2.375%, 7/28/21	355,000	343,484
Commonwealth Bank of Australia, 2.50%, 9/18/22 (5)	550,000	527,231
Credit Acceptance Corp.:
6.125%, 2/15/21	638,000	643,583
7.375%, 3/15/23	480,000	498,000
Crown Castle International Corp.:
3.20%, 9/1/24	840,000	793,522
3.65%, 9/1/27	422,000	393,126
DDR Corp., 3.625%, 2/1/25	517,000	491,150
Digital Realty Trust LP:
3.95%, 7/1/22	750,000	758,127
4.75%, 10/1/25	525,000	541,646
Discover Bank, 3.35%, 2/6/23	568,000	553,918
Discover Financial Services:
3.85%, 11/21/22	750,000	747,303
3.95%, 11/6/24	300,000	293,035
EPR Properties:
4.50%, 6/1/27	845,000	808,206
4.95%, 4/15/28	500,000	489,930
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (7)	112,000	109,391
2.905% to 7/24/22, 7/24/23 (7)	975,000	939,705
2.908% to 6/5/22, 6/5/23 (7)	2,020,000	1,949,775
3.359%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (6)	545,000	547,302
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (6)	999,000	987,838
3.691% to 6/5/27, 6/5/28 (7)	70,000	66,408
International Finance Corp., 1.75%, 3/30/20	680,000	669,860
iStar, Inc., 5.00%, 7/1/19	240,000	239,550
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (7)(8)	305,000	306,906
Morgan Stanley:
2.80%, 6/16/20	2,200,000	2,183,189
2.903%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (6)	525,000	526,152
3.292%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (6)	220,000	221,869
3.591% to 7/22/27, 7/22/28 (7)	2,400,000	2,282,805
3.759%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (6)	550,000	562,922

3.772% to 1/24/28, 1/24/29 (7)	1,000,000	964,788
4.00%, 7/23/25	725,000	723,235
4.875%, 11/1/22	690,000	716,158
5.45% to 7/15/19 (7)(8)	200,000	202,876
National Australia Bank Ltd., 3.625%, 6/20/23	575,000	574,337
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (5)	450,000	452,250
Springleaf Finance Corp.:
6.875%, 3/15/25	150,000	149,250
7.125%, 3/15/26	85,000	84,788
Synchrony Bank, 3.00%, 6/15/22	340,000	327,625
Synchrony Financial:
3.00%, 8/15/19	1,133,000	1,131,073
3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (6)	190,000	191,826
3.95%, 12/1/27	830,000	766,858
Synovus Financial Corp., 3.125%, 11/1/22	311,000	297,394
Toronto-Dominion Bank (The), 1.85%, 9/11/20	1,000,000	974,144
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (5)	65,000	67,519
		58,145,762

Government - 0.2%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	598,421
International Finance Corp., 2.00%, 10/24/22	1,200,000	1,158,464
		1,756,885

Industrial - 0.7%
Carlisle Cos., Inc., 3.50%, 12/1/24	327,000	315,935
Jabil, Inc., 4.70%, 9/15/22	450,000	463,995
Johnson Controls International plc, 4.625%, 7/2/44	450,000	447,267
JSL Europe SA, 7.75%, 7/26/24 (5)	200,000	180,500
Owens Corning:
3.40%, 8/15/26	200,000	182,613
4.30%, 7/15/47	110,000	90,800
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (5)	765,000	754,458
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	159,903	160,702
SBA Tower Trust:
2.877%, 7/10/46 (5)	600,000	583,570
3.722%, 4/9/48 (5)	1,100,000	1,092,984
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (5)	540,000	523,921
3.00%, 7/15/22 (5)	467,000	450,628
		5,247,373

Technology - 2.4%
Apple, Inc.:
3.00%, 6/20/27	835,000	794,279
3.25%, 2/23/26	375,000	366,281
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	425,000	431,118
CA, Inc., 4.70%, 3/15/27	1,000,000	1,011,095
Dell International, LLC/EMC Corp.:
3.48%, 6/1/19 (5)	2,640,000	2,647,255
4.42%, 6/15/21 (5)	1,815,000	1,841,990

DXC Technology Co.:
2.875%, 3/27/20	658,000	653,538
3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (6)	1,800,000	1,800,511
Marvell Technology Group Ltd., 4.20%, 6/22/23	158,000	157,963
Microchip Technology, Inc., 4.333%, 6/1/23 (5)	974,000	976,397
Microsoft Corp.:
2.40%, 8/8/26	575,000	532,286
4.45%, 11/3/45	505,000	544,546
NXP BV/NXP Funding LLC:
3.875%, 9/1/22 (5)	200,000	197,000
4.625%, 6/15/22 (5)	890,000	905,575
4.625%, 6/1/23 (5)	200,000	202,840
Seagate HDD Cayman:
3.75%, 11/15/18	800,000	802,537
4.875%, 3/1/24 (2)	480,000	471,066
4.875%, 6/1/27	640,000	595,695
5.75%, 12/1/34	160,000	146,062
Western Digital Corp., 4.75%, 2/15/26	1,809,000	1,762,644
		16,840,678

Utilities - 0.6%
American Water Capital Corp., 2.95%, 9/1/27	750,000	707,079
Avangrid, Inc., 3.15%, 12/1/24	1,956,000	1,883,402
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	307,419
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (5)	750,000	723,750
Public Service Co. of Colorado, 3.70%, 6/15/28	548,000	551,019
		4,172,669

Total Corporate Bonds (Cost $122,774,947)		120,162,815

ASSET-BACKED SECURITIES - 8.2%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (5)	216,246	214,787
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (5)	1,219,097	1,234,076
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (5)	262,668	262,432
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (5)	2,084,000	2,085,478
Series 2014-1A, Class C, 3.75%, 7/20/20 (5)	450,000	451,285
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (5)	237,768	238,757
Series 2015-PM3, Class C, 6.99%, 5/16/22 (5)	226,214	228,698
Series 2016-MF1, Class A, 4.48%, 8/15/22 (5)	914	914
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (5)	693,000	703,937
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.735%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (5)(6)	350,000	351,701
Series 2016-1A, Class D, 5.185%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (5)(6)	320,000	321,601
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (5)	814,579	819,225
Series 2017-B, Class A, 2.73%, 7/15/20 (5)	414,064	414,017
Series 2017-B, Class B, 4.52%, 11/15/20 (5)	485,000	489,006
Consumer Loan Underlying Bond Credit Trust:

Series 2017-NP1, Class B, 3.17%, 4/17/23 (5)	114,157	114,145
Series 2017-P1, Class A, 2.42%, 9/15/23 (5)	486,223	485,107
Series 2017-P2, Class A, 2.61%, 1/15/24 (5)	76,287	76,013
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (5)	625,000	618,488
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (5)	592,110	594,366
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (5)	97,510	95,878
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (5)	169,150	168,023
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (5)	500,000	497,700
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (5)	419,319	414,837
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (5)	721,500	746,288
Series 2016-1A, Class A2, 6.125%, 7/20/46 (5)	294,750	309,089
Series 2018-1A, Class A2, 4.739%, 4/20/48 (5)	60,000	60,520
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (5)	117,446	116,751
Series 2014-1A, Class B1, 4.406%, 4/19/44 (5)	700,000	698,004
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (5)	613,800	614,963
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (5)	356,400	366,661
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (5)	400,000	398,449
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (5)	762,764	756,805
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (5)(9)	204,049	206,141
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (5)	520,000	522,023
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (5)	50,000	49,892
Invitation Homes Trust:
Series 2015-SFR3, Class D, 4.823%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (5)(6)	400,000	401,100
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (5)(6)	187,000	188,421
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (5)(6)	237,000	238,384
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (5)(6)	220,000	220,688
Series 2018-SFR2, Class A, 2.973%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (5)(6)	2,065,860	2,068,745
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (5)(6)	325,000	325,261
Series 2018-SFR3, Class A, 3.00%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (5)(6)	920,000	923,037
Series 2018-SFR3, Class D, 3.65%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (5)(6)	310,000	310,832
Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (5)	200,000	201,228
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (5)	32,224	32,252
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (5)	1,625,000	1,623,743
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (5)	1,043,040	1,046,589
Series 2015-2A, Class A, 2.57%, 7/18/25 (5)	302,693	302,998
Series 2016-2A, Class A, 4.10%, 3/20/28 (5)	475,663	479,111
Series 2017-1A, Class A1, 2.37%, 9/14/32 (5)	965,000	946,616
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (5)	355,000	349,748
Series 2018-B, Class A, 3.91%, 7/8/24 (5)(10)	1,771,000	1,770,803
Progress Residential Trust:
Series 2016-SFR1, Class B, 4.085%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (5)(6)	524,000	525,256
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (5)(6)	325,000	326,101
Series 2016-SFR1, Class E, 5.935%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (5)(6)	650,000	658,574
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (5)(6)	290,000	295,256
Prosper Marketplace Issuance Trust:

Series 2017-1A, Class A, 2.56%, 6/15/23 (5)	946,481	946,660
Series 2017-1A, Class B, 3.65%, 6/15/23 (5)	300,000	300,974
Series 2017-1A, Class C, 5.80%, 6/15/23 (5)	445,000	452,740
Series 2017-2A, Class A, 2.41%, 9/15/23 (5)	367,599	367,044
Series 2017-2A, Class B, 3.48%, 9/15/23 (5)	300,000	300,029
Series 2017-3A, Class A, 2.36%, 11/15/23 (5)	2,651,871	2,641,943
Series 2017-3A, Class B, 3.36%, 11/15/23 (5)	1,670,000	1,661,185
Series 2018-1A, Class A, 3.11%, 6/17/24 (5)	1,033,962	1,034,336
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (5)	259,803	256,921
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (5)	1,000,000	1,011,583
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (5)	58,691	58,633
Series 2014-2A, Class B, 2.40%, 6/20/31 (5)	641,768	639,668
Series 2014-3A, Class B, 2.80%, 10/20/31 (5)	79,316	78,958
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.341%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (5)(6)	93,160	94,158
Series 2014-B, Class A2, 2.55%, 8/27/29 (5)	245,718	243,729
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (5)	662,538	664,263
Series 2014-1, Class A, 4.59%, 4/20/44 (5)	548,821	547,687
Series 2014-2, Class A, 4.02%, 7/20/44 (5)	891,845	836,727
Series 2014-2, Class B, 5.44%, 7/20/44 (5)	1,774,573	1,712,728
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (5)	1,693,601	1,689,524
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (5)	600,000	599,167
Series 2016-AA, Class A, 2.90%, 11/15/29 (5)	1,450,000	1,442,921
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (5)	270,658	272,884
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (5)	539,267	496,539
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (5)	1,743,450	1,748,793
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (5)	779,562	772,284
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (5)	526,917	525,273
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class C, 4.50%, 5/17/32 (5)	232,440	219,432
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	1,100,000	1,083,555
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,663,718	1,619,886
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (5)	699,660	700,513
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (5)	600,000	592,952
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (5)	355,000	353,235
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (5)	2,285,375	2,316,045

Total Asset-Backed Securities (Cost $57,578,280)		57,243,769

U.S. TREASURY OBLIGATIONS - 5.2%
U.S. Treasury Bonds:
2.75%, 8/15/47	17,025,000	16,232,938
2.75%, 11/15/47	545,000	519,592
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (11)	9,437,175	10,315,189
U.S. Treasury Notes:
1.25%, 12/31/18	4,600,000	4,579,711
1.625%, 6/30/19	4,550,000	4,517,490

Total U.S. Treasury Obligations (Cost $37,067,207)		36,164,920

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.8%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (5)(6)	501,735	509,464
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.214%, 4/25/28	412,500	405,752
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.341%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (6)	720,000	815,752
Series 2015-HQA2, Class M2, 4.891%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (6)	406,696	418,722
Series 2016-DNA2, Class M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (6)	415,329	420,834
Series 2017-DNA3, Class M2, 4.591%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (6)	360,000	372,527
Series 2017-HQA2, Class M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (6)	435,000	449,910
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (6)	590,685	589,704
Series 2018-DNA2, Class B1, 5.757%, (1 mo. USD LIBOR + 3.70%), 12/25/30 (5)(6)	80,000	78,848
Series 2018-HQA1, Class M2, 4.391%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (6)	320,000	318,532
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.341%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (6)	1,100,000	1,270,197
Series 2014-C02, Class 1M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (6)	600,000	639,623
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (6)	499,749	530,732
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (6)	948,144	1,019,451
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (6)	849,590	905,903
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (6)	233,677	268,483
Series 2016-C06, Class 1M2, 6.341%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (6)	400,000	455,382
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (6)	780,258	782,472
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (6)	405,000	412,100
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (6)	645,000	666,887
Series 2018-C03, Class 1B1, 5.841%, (1 mo. USD LIBOR + 3.75%), 10/25/30 (6)	166,000	163,023
Series 2018-C03, Class 1M1, 2.771%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (6)	244,575	245,205
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	549,679	529,484

Total Collateralized Mortgage-Backed Obligations (Cost $11,916,316)		12,268,987

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.473%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (5)(6)	600,000	599,323
CLNS Trust, Series 2017-IKPR, Class B, 3.046%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (5)(6)	1,230,000	1,229,983
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (5)	21,965	21,845
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (5)	550,000	542,473
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (5)	225,000	221,344
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (5)(6)	1,000,000	999,392
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (5)(6)	747,924	749,426
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (5)(6)	405,736	407,326
Series 2017-MTL6, Class E, 5.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (5)(6)	120,254	121,462
RETL Trust:
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (5)(6)	1,534,963	1,543,260
Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (5)(6)	160,088	161,365
TRU Trust, Series 2016-TOYS, Class A, 4.323%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (5)(6)	461,109	457,724

WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (5)	850,000	790,993

Total Commercial Mortgage-Backed Securities (Cost $7,905,614)		7,845,916

TAXABLE MUNICIPAL OBLIGATIONS - 0.7%
General Obligations - 0.5%
Los Angeles California Unified School District, 5.75%, 7/1/34 (12)	800,000	971,944
Massachusetts, Green Bonds, 3.277%, 6/1/46	880,000	811,492
New York City, 5.206%, 10/1/31 (12)	1,275,000	1,456,228
		3,239,664

Special Tax Revenue - 0.2%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (12)	400,000	449,324
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (12)	1,000,000	1,190,640
		1,639,964

Water and Sewer - 0.0% (13)
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	270,000	299,036

Total Taxable Municipal Obligations (Cost $5,219,635)		5,178,664

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (3)(14)	4,266,666	4,061,610
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (3)(4)(15)	393,000	371,385
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (3)(4)(15)	506,000	482,218

Total High Social Impact Investments (Cost $5,165,666)		4,915,213

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association:
2.65%, 6/1/26	628,519	606,116
2.68%, 7/1/26	650,000	623,884
2.878%, 2/25/27(16)	647,601	631,229
3.037%, 9/25/27(16)	1,350,000	1,300,477
3.144%, 3/25/28(16)	690,000	668,831
3.325%, 6/25/28(16)	339,231	337,174

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,320,656)		4,167,711

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (5)	935,000	932,662

Total Sovereign Government Bonds (Cost $934,185)		932,662

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	875,600	854,071

Total U.S. Government Agencies and Instrumentalities (Cost $875,600)		854,071

	SHARES	VALUE ($)
PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 (1)(3)(4)	420,683	6,333
Series B (1)(3)(4)	348,940	5,679
Series C (1)(3)(4)	601,710	16,435
Kickboard:
Series A (1)(3)(4)	1,155,503	255,713
Series A2 (1)(3)(4)	404,973	90,188
LearnZillion, Inc.:
Series A (1)(3)(4)	169,492	176,797
Series A-1 (1)(3)(4)	108,678	122,795
Lumni, Inc. Series B (1)(3)(4)	17,265	123,006
MACH Energy:
Series A (1)(3)(4)	27,977	9,669
Series B (1)(3)(4)	26,575	11,661
Wind Harvest Co., Inc. (1)(3)(4)	8,696	—
		818,276

Total Preferred Stocks (Cost $1,132,578)		818,276

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.1%
Commons Capital LP (1)(3)(4)		43,273
First Analysis Private Equity Fund IV LP (1)(3)(4)		477,111
GEEMF Partners LP (1)(3)(4)(14)		21,342
Global Environment Emerging Markets Fund LP (1)(3)(4)		51,743
New Markets Growth Fund LLC (1)(3)(4)		—
Solstice Capital LP (1)(3)(4)		61,637

Total Venture Capital Limited Partnership Interest (Cost $357,840)		655,106

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0% (13)
Kickboard Bridge Note, 8.00%, 4/6/19 (3)(4)	41,000	36,737

Total Venture Capital Debt Obligations (Cost $41,000)		36,737

FLOATING RATE LOANS (17) - 0.8%
Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (18)	610,000	610,000

Business Equipment and Services - 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (18)	530,000	528,907

Cable and Satellite Television - 0.1%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	480,000	475,380
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	480,000	475,650
		951,030

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	917,635	913,238

Electronics/Electrical - 0.2%
Infor (US), Inc., Term Loan, 2/1/22 (18)	915,000	911,912
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	38,693	38,463
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	261,306	261,089
		1,211,464

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (18)	870,000	860,909

Financial - 0.0% (13)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (1)(3)(4)(19)	385,345	6,078

Food/Drug Retailers - 0.1%
Albertsons, LLC, Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), 8/25/21	478,791	474,489

Total Floating Rate Loans (Cost $5,965,910)		5,556,115

	SHARES	VALUE ($)
COMMERCIAL PAPER - 0.1%
AT&T, Inc., 3.135%, 5/28/19 (5)	1,050,000	1,020,659

Total Commercial Paper (Cost $1,021,038)		1,020,659

TIME DEPOSIT - 3.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	24,046,197	24,046,197

Total Time Deposit (Cost $24,046,197)		24,046,197

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	2,520,913	2,520,913

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,520,913)		2,520,913

TOTAL INVESTMENTS (Cost $673,935,063) - 102.4%		718,334,138
Other assets and liabilities, net - (2.4%)		(17,175,849)
NET ASSETS - 100.0%		701,158,289

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $12,476,025 and the total market value of the collateral received by the Fund was $12,633,250, comprised of cash of $2,520,913 and U.S. Government and/or agencies securities of $10,112,337.

(3) Restricted security. Total market value of restricted securities amounts to $7,973,648, which represents 1.1% of the net assets of the Fund as of June 30, 2018.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $84,247,820, which represents 12.0% of the net assets of the Fund as of June 30, 2018.

(6) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(7) Security converts to floating rate after the indicated fixed-rate coupon period.
(8) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(10) When-issued security.
(11) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(12) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(13) Amount is less than 0.05%.
(14) Affiliated company.
(15) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

(16) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(17) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainity. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(18) This floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.
(19) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	72	Sep-18	$15,251,625	($4,532)
U.S. 5-Year Treasury Note	40	Sep-18	4,544,688	7,529
U.S. Ultra 10-Year Treasury Note	3	Sep-18	384,703	182
U.S. Ultra-Long Treasury Bond	24	Sep-18	3,829,500	23,219
Total Long				$26,398
Short:
U.S. Ultra 10-Year Treasury Note	(37)	Sep-18	($4,744,672)	($40,361)
U.S. Ultra-Long Treasury Bond	(2)	Sep-18	(319,125)	(2,316)
Total Short				($42,677)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,266,666
CFBanc Corp.	3/14/03	270,000
Commons Capital LP	2/15/01-12/27/11	132,194
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV LP	2/25/02-7/6/11	—
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	393,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	506,000
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 4/6/19	9/16/15	41,000
Learn Capital Venture Partners III LP	8/30/16-5/9/18	867,180
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Solstice Capital LP	6/26/01-6/17/08	—
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts and options contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $30,930 and $47,209, respectively.
At June 30, 2018, the value of the Fund’s investment in affiliated companies was $4,082,952, which represents 0.6% of the Fund’s net assets. Transactions in affiliated companies by the fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$4,266,666	$—	$—	$4,266,666	$4,061,610	$47,644	$—	$—	($4,864)
GEEMF Partners LP	—	—	—	—	21,342	—	—	—	4,089
Totals					$4,082,952	$47,644	$—	$—	($775)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$432,403,169	(2)	$—	$—	$432,403,169
Common Stocks - Venture Capital	—		—	1,542,238	1,542,238
Corporate Bonds	—		120,162,815	—	120,162,815
Asset-Backed Securities	—		57,243,769	—	57,243,769
U.S. Treasury Obligations	—		36,164,920	—	36,164,920
Collateralized Mortgage-Backed Obligations	—		12,268,987	—	12,268,987
Commercial Mortgage-Backed Securities	—		7,845,916	—	7,845,916
Taxable Municipal Obligations	—		5,178,664	—	5,178,664
High Social Impact Investments	—		4,061,610	853,603	4,915,213
U.S. Government Agency Mortgage-Backed Securities	—		4,167,711	—	4,167,711
Sovereign Government Bonds	—		932,662	—	932,662
U.S. Government Agencies and Instrumentalities	—		854,071	—	854,071
Preferred Stocks - Venture Capital	—		—	818,276	818,276
Venture Capital Limited Partnership Interest	—		—	655,106	655,106
Venture Capital Debt Obligations	—		—	36,737	36,737
Senior Floating Rate Loans	—		5,550,037	6,078	5,556,115
Commercial Paper	—		1,020,659	—	1,020,659
Time Deposit	—		24,046,197	—	24,046,197
Short Term Investment of Cash Collateral for Securities Loaned	2,520,913		—	—	2,520,913
Total Investments	$434,924,082		$279,498,018	$3,912,038	$718,334,138

Futures Contracts(3)	$30,930		$—	$—	$30,930
Total	$434,955,012		$279,498,018	$3,912,038	$718,365,068

Liabilities
Futures Contracts(3)	$(47,209)		$—	$—	$(47,209)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 44.5%
Basic Materials - 0.3%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,069,803

Communications - 3.4%
AT&T, Inc.:
3.80%, 3/15/22	2,800,000	2,806,439
3.80%, 3/1/24	2,140,000	2,100,561
4.10%, 2/15/28 (1)	5,300,000	5,072,453
Comcast Corp.:
3.15%, 3/1/26	3,250,000	3,053,910
3.20%, 7/15/36	3,824,000	3,185,457
Crown Castle Towers LLC, 3.663%, 5/15/45 (1)	2,100,000	2,062,011
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,420,017
Time Warner, Inc., 5.35%, 12/15/43	1,000,000	979,118
Verizon Communications, Inc.:
3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (2)	2,386,000	2,385,471
3.50%, 11/1/24	3,705,000	3,587,065
4.329%, 9/21/28 (1)	3,932,000	3,904,860
4.862%, 8/21/46	5,450,000	5,223,321
		35,780,683

Consumer, Cyclical - 6.2%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	2,622,697	2,603,827
5.25%, 7/15/25	2,017,516	2,061,458
5.60%, 1/15/22 (1)	401,786	410,378
Azul Investments LLP, 5.875%, 10/26/24 (1)	1,490,000	1,268,362
CVS Health Corp.:
3.70%, 3/9/23	5,846,000	5,792,651
4.30%, 3/25/28	11,205,000	11,070,095
CVS Pass-Through Trust, 6.036%, 12/10/28	1,904,886	2,030,184
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	1,308,000	1,301,765
2.875%, 10/1/18	4,985,000	4,986,402
2.979%, 8/3/22	10,900,000	10,499,138
3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (2)	1,460,000	1,465,668
Home Depot, Inc. (The), 4.20%, 4/1/43	2,000,000	2,009,550
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,717,831	1,633,314
Lennar Corp., 4.50%, 11/15/19	2,425,000	2,449,250
Newell Brands, Inc., 3.85%, 4/1/23	2,050,000	2,020,779
Nordstrom, Inc.:
4.00%, 3/15/27	950,000	915,431
5.00%, 1/15/44	1,350,000	1,248,213
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (1)	2,020,239	1,930,106
Starbucks Corp., 2.45%, 6/15/26	2,150,000	1,928,961

Tapestry, Inc., 4.125%, 7/15/27	3,600,000	3,438,031
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (1)	1,655,484	1,685,092
6.00%, 4/23/22 (1)	1,256,885	1,278,880
Whirlpool Corp., 3.70%, 5/1/25	1,700,000	1,679,657
		65,707,192

Consumer, Non-cyclical - 3.0%
Amgen, Inc.:
4.40%, 5/1/45	2,500,000	2,400,532
4.663%, 6/15/51	1,006,000	998,018
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,637,780
2.894%, 6/6/22	1,667,000	1,613,402
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (2)	1,400,000	1,402,616
3.363%, 6/6/24	2,600,000	2,499,812
3.70%, 6/6/27	2,200,000	2,083,974
Ecolab, Inc.:
3.25%, 12/1/27	857,000	821,867
3.95%, 12/1/47	631,000	605,329
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (1)	3,000,000	3,065,997
4.875%, 6/27/44 (1)	1,200,000	1,119,519
Kaiser Foundation Hospitals, 3.15%, 5/1/27	3,091,000	2,962,451
Keurig Dr Pepper, Inc.:
3.551%, 5/25/21 (1)	1,594,000	1,596,376
4.057%, 5/25/23 (1)	1,013,000	1,017,887
4.417%, 5/25/25 (1)	829,000	834,188
Kraft Heinz Foods Co.:
3.375%, 6/15/21	633,000	634,444
5.20%, 7/15/45	2,125,000	2,073,110
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	1,981,174
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	908,434
MEDNAX, Inc., 5.25%, 12/1/23 (1)	600,000	589,500
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	999,420
		31,845,830

Financial - 21.3%
Ally Financial, Inc.:
3.25%, 11/5/18	5,148,000	5,154,435
3.50%, 1/27/19	4,882,000	4,882,000
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (1)	2,032,000	1,992,035
Banco Santander S.A., 3.125%, 2/23/23	3,488,000	3,312,236
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (1)	2,930,000	2,881,639
Bank of America Corp.:
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (2)	7,400,000	7,357,174
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (2)	4,900,000	4,886,779
3.419% to 12/20/27, 12/20/28 (3)	5,369,000	5,059,863
3.499% to 5/17/21, 5/17/22 (3)	6,741,000	6,739,730
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (2)	2,155,000	2,195,513
3.593% to 7/21/27, 7/21/28 (3)	4,950,000	4,729,538

3.824% to 1/20/27, 1/20/28 (3)	10,000,000	9,761,476
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (3)	3,472,000	3,220,488
Capital One Financial Corp.:
2.50%, 5/12/20	3,097,000	3,054,338
2.809%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (2)	1,005,000	1,001,544
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (2)	6,600,000	6,565,891
3.30%, 10/30/24	3,279,000	3,117,501
4.20%, 10/29/25	2,100,000	2,041,981
Capital One NA:
2.35%, 8/17/18	2,360,000	2,359,313
2.65%, 8/8/22	2,305,000	2,213,199
CBL & Associates LP, 5.95%, 12/15/26 (4)	2,000,000	1,686,489
CIT Group, Inc., 3.875%, 2/19/19 (4)	970,000	973,880
Citigroup, Inc.:
2.65%, 10/26/20	3,435,000	3,383,383
2.75%, 4/25/22	2,600,000	2,518,223
3.142% to 1/24/22, 1/24/23 (3)	3,330,000	3,264,238
3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (2)	3,625,000	3,627,895
3.887% to 1/10/27, 1/10/28 (3)	12,815,000	12,426,000
4.075% to 4/23/28, 4/23/29 (3)	5,000,000	4,911,410
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,917,403
2.55%, 5/13/21	1,400,000	1,366,335
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,427,153
4.15%, 9/28/22 (1)	702,000	707,255
Commonwealth Bank of Australia, 2.50%, 9/18/22 (1)	2,120,000	2,032,236
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,593,825
7.375%, 3/15/23	2,000,000	2,075,000
Crown Castle International Corp.:
3.20%, 9/1/24	3,466,000	3,274,223
3.65%, 9/1/27	1,438,000	1,339,608
DDR Corp., 3.625%, 2/1/25	2,667,000	2,533,651
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,133,593
4.75%, 10/1/25	2,035,000	2,099,522
Discover Bank:
3.35%, 2/6/23	2,494,000	2,432,166
8.70%, 11/18/19	948,000	1,010,885
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,426,244
3.95%, 11/6/24	1,500,000	1,465,175
EPR Properties:
4.50%, 6/1/27	3,000,000	2,869,371
4.95%, 4/15/28	1,500,000	1,469,790
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (3)	3,656,000	3,523,653
2.908% to 6/5/22, 6/5/23 (3)	7,700,000	7,432,311
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (2)	3,862,000	3,818,851
ING Bank NV, 2.00%, 11/26/18 (1)	3,150,000	3,141,912

International Finance Corp., 1.75%, 3/30/20	2,500,000	2,462,720
Morgan Stanley:
2.20%, 12/7/18	7,210,000	7,200,661
2.80%, 6/16/20	3,500,000	3,473,255
3.591% to 7/22/27, 7/22/28 (3)	9,000,000	8,560,520
3.759%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (2)	2,190,000	2,241,451
3.772% to 1/24/28, 1/24/29 (3)	4,313,000	4,161,129
4.00%, 7/23/25	1,855,000	1,850,483
4.875%, 11/1/22	2,075,000	2,153,664
National Australia Bank Ltd., 3.625%, 6/20/23	2,650,000	2,646,945
PNC Bank NA, 2.70%, 11/1/22	4,000,000	3,846,252
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,156,650
Synchrony Bank, 3.00%, 6/15/22	1,245,000	1,199,687
Synchrony Financial:
3.00%, 8/15/19	3,742,000	3,735,635
3.95%, 12/1/27	2,565,000	2,369,870
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,211,569
Toronto-Dominion Bank (The), 1.85%, 9/11/20	7,800,000	7,598,320
		224,277,164

Government - 1.4%
Asian Development Bank, 1.00%, 8/16/19	7,000,000	6,882,297
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,842,502
International Finance Corp., 2.00%, 10/24/22	5,200,000	5,020,010
		14,744,809

Industrial - 1.7%
Carlisle Cos., Inc., 3.50%, 12/1/24	1,309,000	1,264,707
Jabil, Inc., 4.70%, 9/15/22	1,900,000	1,959,090
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,789,069
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.25%, 1/17/23 (1)(4)	3,000,000	3,052,549
SBA Tower Trust:
2.877%, 7/10/46 (1)	2,500,000	2,431,542
3.722%, 4/9/48 (1)	4,150,000	4,123,532
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (1)	2,040,000	1,979,255
3.00%, 7/15/22 (1)(4)	1,750,000	1,688,648
		18,288,392

Technology - 5.4%
Apple, Inc.:
3.00%, 6/20/27	3,061,000	2,911,721
3.25%, 2/23/26	1,325,000	1,294,192
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,668,682
CA, Inc., 4.70%, 3/15/27	4,235,000	4,281,987
Dell International LLC/EMC Corp.:
3.48%, 6/1/19 (1)	8,950,000	8,974,594
4.42%, 6/15/21 (1)	6,570,000	6,667,699
DXC Technology Co.:
2.875%, 3/27/20	2,566,000	2,548,598
3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (2)	5,100,000	5,101,449

Microchip Technology, Inc., 4.333%, 6/1/23 (1)	3,726,000	3,735,171
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,059,716
4.45%, 11/3/45	1,800,000	1,940,955
NXP BV/NXP Funding LLC:
4.625%, 6/15/22 (1)	2,565,000	2,609,887
4.625%, 6/1/23 (1)	1,945,000	1,972,619
Seagate HDD Cayman:
3.75%, 11/15/18	3,222,000	3,232,220
4.875%, 3/1/24	2,145,000	2,105,075
4.875%, 6/1/27	850,000	791,158
Western Digital Corp., 4.75%, 2/15/26	5,187,000	5,054,083
		56,949,806

Utilities - 1.8%
American Water Capital Corp., 2.95%, 9/1/27	2,840,000	2,677,474
Avangrid, Inc., 3.15%, 12/1/24	9,120,000	8,781,505
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,716,425
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (1)	2,950,000	2,846,750
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581,000	2,595,218
		18,617,372

Total Corporate Bonds (Cost $479,527,819)		469,281,051

U.S. TREASURY OBLIGATIONS - 14.7%
U.S. Treasury Bonds:
2.75%, 8/15/47	66,950,000	63,835,256
2.75%, 11/15/47	1,000,000	953,379
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (5)	37,470,080	40,956,215
U.S. Treasury Notes:
1.875%, 12/15/20	40,500,000	39,822,099
2.00%, 11/30/22	10,100,000	9,802,129

Total U.S. Treasury Obligations (Cost $159,649,491)		155,369,078

ASSET-BACKED SECURITIES - 21.8%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (1)	951,484	945,062
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (1)	4,126,175	4,176,872
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/20 (1)	1,402,012	1,400,752
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (1)	10,453,000	10,460,413
Series 2014-1A, Class A, 2.46%, 7/20/20 (1)	4,900,000	4,879,182
Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 8/15/22 (1)	4,568	4,571
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	2,128,500	2,162,093
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (1)	2,246,833	2,259,648
Series 2017-B, Class A, 2.73%, 7/15/20 (1)	4,781,199	4,780,662
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (1)	2,250,000	2,226,556
DB Master Finance LLC:

Series 2015-1A, Class A2II, 3.98%, 2/20/45 (1)	693,698	696,341
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (1)	393,025	386,446
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	686,550	681,978
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (1)	1,755,000	1,746,926
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (1)	1,317,859	1,303,772
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	2,520,375	2,606,967
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	1,004,000	1,012,704
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (1)	430,634	428,087
Series 2014-1A, Class B1, 4.406%, 4/19/44 (1)	2,200,000	2,193,726
Enterprise Fleet Financing LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22 (1)	4,290,040	4,265,555
Series 2017-3, Class A2, 2.13%, 5/22/23 (1)	2,325,000	2,303,082
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	945,450	947,241
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,232,550	1,268,035
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (1)	1,180,000	1,175,423
FRS I LLC:
Series 2013-1A, Class A2, 3.08%, 4/15/43 (1)	3,503,946	3,476,571
Series 2013-1A, Class B, 3.96%, 4/15/43 (1)	3,987,186	3,962,778
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (1)(6)	582,996	588,976
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (1)	2,120,000	2,128,247
Invitation Homes Trust:
Series 2015-SFR3, Class D, 4.823%, (1 mo. USD LIBOR + 2.75%), 8/17/32 (1)(2)	1,400,000	1,403,852
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(2)	747,000	752,677
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	951,000	956,553
Series 2018-SFR1, Class B, 3.035%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (1)(2)	755,000	751,462
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	950,000	952,969
Series 2018-SFR2, Class A, 2.973%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (1)(2)	8,607,749	8,619,769
Series 2018-SFR3, Class A, 3.00%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (1)(2)	4,250,000	4,264,032
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/20 (1)	6,900,000	6,894,664
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (1)	4,245,062	4,259,507
Series 2015-2A, Class A, 2.57%, 7/18/25 (1)	717,726	718,448
Series 2016-2A, Class A, 4.10%, 3/20/28 (1)	5,650,196	5,691,151
Series 2017-1A, Class A1, 2.37%, 9/14/32 (1)	4,941,000	4,846,870
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (1)	2,005,000	1,975,336
Series 2018-B, Class A, 3.91%, 7/8/24 (1)(7)	8,077,000	8,076,101
Progress Residential Trust:
Series 2016-SFR1, Class B, 4.085%, (1 mo. USD LIBOR + 2.00%), 9/17/33 (1)(2)	2,046,000	2,050,903
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (1)(2)	1,000,000	1,003,386
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	7,313,000	7,445,535
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (1)	3,298,026	3,298,650
Series 2017-2A, Class A, 2.41%, 9/15/23 (1)	947,830	946,399
Series 2017-3A, Class A, 2.36%, 11/15/23 (1)	14,068,446	14,015,779
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	6,180,000	6,147,381
Series 2018-1A, Class A, 3.11%, 6/17/24 (1)	4,631,468	4,633,143
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	974,263	963,454

SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	3,300,000	3,338,224
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (1)	202,750	202,549
Series 2014-2A, Class B, 2.40%, 6/20/31 (1)	646,705	644,589
Series 2014-3A, Class B, 2.80%, 10/20/31 (1)	1,075,530	1,070,665
Social Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (1)	691,651	686,052
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	2,650,152	2,657,051
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	3,992,067	3,745,349
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	5,767,363	5,566,364
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (1)	5,532,990	5,519,673
Springleaf Funding Trust:
Series 2015-AA, Class B, 3.62%, 11/15/24 (1)	2,411,000	2,407,653
Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	10,500,000	10,448,735
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (1)	1,020,904	1,029,299
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (1)	4,334,000	4,347,283
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	3,128,115	3,098,911
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (1)	3,991,796	3,979,340
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	1,391,895	1,384,697
Series 2016-B, Class A4, 1.52%, 8/16/21	4,050,000	3,989,452
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,933,738	5,777,408
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	2,474,723	2,477,741
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (1)	2,250,000	2,223,571
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (1)	1,415,000	1,407,965
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	8,412,125	8,525,016

Total Asset-Backed Securities (Cost $230,712,433)		229,664,274

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 4.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	627,169	636,831
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series W5FX, Class AFX, 3.214%, 4/25/28	1,895,833	1,864,818
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.891%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (2)	2,169,044	2,233,183
Series 2016-DNA2, Class M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (2)	1,107,543	1,122,223
Series 2016-HQA1, Class M2, 4.841%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (2)	3,538,790	3,621,278
Series 2017-DNA3, Class M2, 4.591%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	1,425,000	1,474,587
Series 2017-HQA2, Class M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (2)	1,565,000	1,618,641
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (2)	2,517,675	2,513,494
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.341%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (2)	4,675,000	5,398,339
Series 2014-C02, Class 1M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	2,200,000	2,345,283
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	2,289,758	2,431,718
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	2,537,680	2,728,530
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (2)	3,659,773	3,902,353
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (2)	7,559,381	8,685,344
Series 2016-C06, Class 1M2, 6.341%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (2)	1,600,000	1,821,529
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (2)	2,914,683	2,922,954
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (2)	735,000	747,885

Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	2,520,000	2,605,512
Series 2018-C03, Class 1M1, 2.771%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (2)	1,093,683	1,096,500
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,958,855	1,886,888

Total Collateralized Mortgage-Backed Obligations (Cost $50,612,473)		51,657,890

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.8%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.473%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (1)(2)	2,900,000	2,896,729
CLNS Trust, Series 2017-IKPR, Class B, 3.046%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	4,400,000	4,399,938
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	1,750,000	1,726,052
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (1)	385,000	378,744
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	4,100,000	4,097,508
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	2,898,816	2,904,639
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	1,104,776	1,109,104
RETL Trust, Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	7,985,575	8,028,740
TRU Trust, Series 2016-TOYS, Class A, 4.323%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (1)(2)	1,766,067	1,753,100
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (1)	2,700,000	2,512,566

Total Commercial Mortgage-Backed Securities (Cost $29,976,520)		29,807,120

TAXABLE MUNICIPAL OBLIGATIONS - 2.0%
Education - 0.1%
Georgetown University, Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	690,000	713,225

General Obligations - 1.0%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (8)	750,000	900,578
Los Angeles California Unified School District, 5.75%, 7/1/34 (8)	3,750,000	4,555,987
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975,000	3,665,546
New York City, 5.206%, 10/1/31 (8)	1,030,000	1,176,404
		10,298,515

Special Tax Revenue - 0.8%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (8)	3,800,000	4,268,578
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (8)	3,540,000	4,214,866
		8,483,444

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,170,000	1,295,822

Total Taxable Municipal Obligations (Cost $20,688,105)		20,791,006

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
Federal National Mortgage Association:
2.65%, 6/1/26	2,900,855	2,797,459
2.68%, 7/1/26	3,000,000	2,879,464

2.878%, 2/25/27(9)	2,878,225	2,805,462
3.037%, 9/25/27(9)	5,500,000	5,298,240
3.144%, 3/25/28(9)	3,040,000	2,946,734
3.325%, 6/25/28(9)	1,578,461	1,568,890

Total U.S. Government Agency Mortgage-Backed Securities (Cost $18,964,822)		18,296,249

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (10)(11)	5,087,392	4,842,892
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (11)(12)(13)	490,000	463,050
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (11)(12)(13)	631,000	601,343

Total High Social Impact Investments (Cost $6,208,392)		5,907,285

SOVEREIGN GOVERNMENT BONDS - 0.7%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,409,578
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	3,450,000	3,441,375

Total Sovereign Government Bonds (Cost $7,910,196)		7,850,953

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.2%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,772,734	2,704,558

Total U.S. Government Agencies and Instrumentalities (Cost $2,772,734)		2,704,558

FLOATING RATE LOANS (14) - 2.3%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (15)	2,650,000	2,650,000

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (15)	2,320,000	2,315,214

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,110,000	2,089,691
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,110,000	2,090,879
		4,180,570

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	3,969,769	3,950,746

Electronics/Electrical - 0.5%
Infor (US), Inc., Term Loan, 2/1/22 (15)	3,975,000	3,961,584
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	170,896	169,881
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,154,104	1,153,143
		5,284,608

Equipment Leasing - 0.4%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (15)	3,790,000	3,750,394

Financial - 0.0% (16)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(17)(18)	481,681	7,598

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	2,104,685	2,085,777

Total Floating Rate Loans (Cost $24,832,138)		24,224,907

COMMERCIAL PAPER - 0.3%
AT&T, Inc., 3.135%, 5/28/19 (1)	3,250,000	3,159,181

Total Commercial Paper (Cost $3,160,354)		3,159,181

TIME DEPOSIT - 5.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	53,119,857	53,119,857

Total Time Deposit (Cost $53,119,857)		53,119,857

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	3,784,800	3,784,800

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,784,800)		3,784,800

TOTAL INVESTMENTS (Cost $1,091,920,134) - 101.9%		1,075,618,209
Other assets and liabilities, net - (1.9%)		(20,172,760)
NET ASSETS - 100.0%		1,055,445,449

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $332,230,156, which represents 31.5% of the net assets of the Fund as of June 30, 2018.

(2) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $4,635,001 and the total market value of the collateral received by the Fund was $4,762,987, comprised of cash of $3,784,800 and U.S. Government and/or agencies securities of $978,187.

(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(7) When-issued security.
(8) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(9) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(10) Affiliated company.
(11) Restricted security. Total market value of restricted securities amounts to $5,914,883, which represents 0.6% of the net assets of the Fund as of June 30, 2018.
(12) For fair value measurement disclosure purposes, security is categorized as Level 3.
(13) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

(14) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(15) This floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.
(16) Amount is less than 0.05%.
(17) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(18) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	311	Sep-18	$65,878,547	($19,578)
U.S. 5-Year Treasury Note	487	Sep-18	55,331,571	91,669
U.S. Long Treasury Bond	86	Sep-18	12,470,000	185,880
U.S. Ultra-Long Treasury Bond	150	Sep-18	23,934,375	8,932
Total Long				$266,903
Short:
U.S. Ultra 10-Year Treasury Note	(349)	Sep-18	($44,753,797)	($62,198)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	631,000

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts and options contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $286,481 and $81,776, respectively.
At June 30, 2018, the value of the Fund’s investment in affiliated companies was $4,842,892, which represents 0.5% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$5,087,392	$—	$—	$5,087,392	$4,842,892	$56,809	$—	$—	($5,800)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$469,281,051	$—	$469,281,051
U.S. Treasury Obligations	—	155,369,078	—	155,369,078
Asset-Backed Securities	—	229,664,274	—	229,664,274
Collateralized Mortgage-Backed Obligations	—	51,657,890	—	51,657,890
Commercial Mortgage-Backed Securities	—	29,807,120	—	29,807,120
Taxable Municipal Obligations	—	20,791,006	—	20,791,006
U.S. Government Agency Mortgage-Backed Securities	—	18,296,249	—	18,296,249
High Social Impact Investments	—	4,842,892	1,064,393	5,907,285
Sovereign Government Bonds	—	7,850,953	—	7,850,953
U.S. Government Agencies and Instrumentalities	—	2,704,558	—	2,704,558
Floating Rate Loans	—	24,217,309	7,598	24,224,907
Commercial Paper	—	3,159,181	—	3,159,181
Time Deposit	—	53,119,857	—	53,119,857
Short Term Investment of Cash Collateral for Securities Loaned	3,784,800	—	—	3,784,800
Total Investments	$3,784,800	$1,070,761,418	$1,071,991	$1,075,618,209

Futures Contracts(2)	$286,481	$—	$—	$286,481
Total	$4,071,281	$1,070,761,418	$1,071,991	$1,075,904,690

Liabilities
Futures Contracts(2)	$(81,776)	$—	$—	$(81,776)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.0%
Beverages - 2.6%
Coca-Cola Co. (The)	657,084	28,819,704
PepsiCo, Inc.	295,517	32,172,936
		60,992,640

Capital Markets - 4.0%
Charles Schwab Corp. (The)	454,089	23,203,948
Intercontinental Exchange, Inc.	934,718	68,748,509
		91,952,457

Chemicals - 6.9%
Ecolab, Inc.	510,819	71,683,230
Praxair, Inc.	550,595	87,076,599
		158,759,829

Electronic Equipment, Instruments & Components - 1.4%
TE Connectivity Ltd.	362,993	32,691,150

Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	409,800	59,080,866
Crown Castle International Corp.	215,574	23,243,189
		82,324,055

Food Products - 2.2%
Mondelez International, Inc., Class A	1,223,913	50,180,433

Health Care Equipment & Supplies - 4.7%
Danaher Corp.	1,086,038	107,170,230

Health Care Providers & Services - 3.2%
Henry Schein, Inc. (1)(2)	322,480	23,424,947
Laboratory Corp. of America Holdings (2)	278,491	49,997,489
		73,422,436

Health Care Technology - 1.1%
Cerner Corp. (2)	435,830	26,058,276

Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	500,892	24,468,574

Industrial Conglomerates - 2.2%
3M Co.	261,386	51,419,854

Insurance - 3.1%
Aon plc	156,713	21,496,322

Marsh & McLennan Cos., Inc.	622,912	51,060,097
		72,556,419

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc. (2)	10,595	21,477,019

Internet Software & Services - 4.8%
Alphabet, Inc., Class C (2)	98,069	109,410,680

IT Services - 11.7%
Accenture plc, Class A	287,822	47,084,801
Fiserv, Inc. (2)	402,887	29,849,898
MasterCard, Inc., Class A	417,070	81,962,596
Visa, Inc., Class A	827,445	109,595,090
		268,492,385

Life Sciences Tools & Services - 6.0%
QIAGEN NV (1)(2)	976,393	35,306,371
Thermo Fisher Scientific, Inc.	497,669	103,087,156
		138,393,527

Machinery - 5.1%
Fortive Corp.	438,702	33,828,311
IDEX Corp.	324,391	44,272,884
Xylem, Inc.	588,730	39,668,627
		117,769,822

Media - 3.0%
Comcast Corp., Class A	943,471	30,955,284
Walt Disney Co. (The)	357,415	37,460,666
		68,415,950

Multiline Retail - 3.8%
Dollar General Corp.	883,613	87,124,242

Personal Products - 2.0%
Estee Lauder Cos., Inc. (The), Class A	318,505	45,447,478

Pharmaceuticals - 3.7%
Zoetis, Inc.	998,077	85,026,180

Professional Services - 2.7%
Verisk Analytics, Inc. (2)	587,847	63,275,851

Semiconductors & Semiconductor Equipment - 1.0%
Texas Instruments, Inc.	202,261	22,299,275

Software - 10.5%
Check Point Software Technologies Ltd. (1)(2)	546,895	53,420,703
Intuit, Inc.	393,406	80,374,813
Microsoft Corp.	1,086,288	107,118,860

		240,914,376

Specialty Retail - 2.4%
Lowe's Cos., Inc.	236,746	22,625,815
TJX Cos., Inc. (The)	333,043	31,699,033
		54,324,848

Textiles, Apparel & Luxury Goods - 1.3%
NIKE, Inc., Class B	363,931	28,998,022

Venture Capital - 0.0% (3)
20/20 Gene Systems, Inc. (2)(4)(5)	73,397	46,974
Digital Directions International, Inc. (2)(4)(5)	354,389	87,499
Graduation Alliance, Inc. (2)(4)(5)	117,833	577
Ivy Capital (Proprietary) Ltd. (2)(4)(5)	19	432,240
Napo Pharmaceuticals, Inc. (2)(4)(5)	294,196	—
		567,290

Total Common Stocks (Cost $1,441,991,534)		2,183,933,298

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Entouch:
Series C (2)(4)(5)	2,628,278	500,424
Series C-1 (2)(4)(5)	510,819	68,024
Graduation Alliance, Inc.:
Series C (2)(4)(5)	3,225,598	143,539
Series D, Convertible (2)(4)(5)	1,325,968	267,713
New Day Farms, Inc. (2)(4)(5)(6)	4,547,804	—
PresenceLearning, Inc.:
Series A (2)(4)(5)	600,000	654,000
Series A-2 (2)(4)(5)	195,285	216,766
Series B (2)(4)(5)	399,719	475,666
Shangri La Farms (2)(4)(5)(6)	66,667	—
Sword Diagnostics (2)(4)(5)	1,264,108	—
		2,326,132

Total Preferred Stocks (Cost $2,999,055)		2,326,132

WARRANTS - 0.0% (3)
Venture Capital - 0.0% (3)
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) (2)(4)(5)	625,721	3,066

Total Warrants (Cost $0)		3,066

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP (2)(4)(5)		719,064
Adobe Capital Social Mezzanine I LP (2)(4)(5)		323,243

Africa Renewable Energy Fund LP (2)(4)(5)		761,504
Arborview Capital Partners LP (2)(4)(5)		681,305
Blackstone Clean Technology Partners LP (2)(4)(5)		57,368
Bridges Ventures US Sustainable Growth Fund, LP (2)(4)(5)		371,273
China Environment Fund 2004 LP (2)(4)(5)		3,779
China Environment Fund III LP (2)(4)(5)		433,052
Coastal Ventures III LP (2)(4)(5)		282,352
Core Innovations Capital I LP (2)(4)(5)		1,118,643
Cross Culture Ventures I LP (2)(4)(5)		306,942
DBL Equity Fund - BAEF Il LP (2)(4)(5)		1,121,073
DBL Partners III LP (2)(4)(5)		500,376
First Analysis Private Equity Fund V LP (2)(4)(5)		1,142,475
Ignia Fund I LP (2)(4)(5)		498,820
Impact Ventures II LP (2)(4)(5)		199,807
LeapFrog Financial Inclusion Fund (2)(4)(5)		220,775
New Markets Education Partners LP (2)(4)(5)		853,120
New Markets Venture Partners II LP (2)(4)(5)		138,794
Owl Ventures LP (2)(4)(5)		640,320
Renewable Energy Asia Fund LP (2)(4)(5)		2,115,270
SEAF India International Growth Fund LP (2)(4)(5)		26,763
SJF Ventures II LP, Preferred (2)(4)(5)		488,428
SJF Ventures III LP (2)(4)(5)		965,961
Westly Capital Partners Fund II LP (2)(4)(5)		711,741

Total Venture Capital Limited Partnership Interest (Cost $13,312,762)		14,682,248

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (4)(5)(6)(7)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20 (4)(5)(8)	230,064	—
SEAF Global SME Facility, 9.00%, 1/1/19 (4)(5)	2,100,000	1,672,209

Total Venture Capital Debt Obligations (Cost $2,361,426)		1,672,209

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(6)	10,833,877	10,313,201
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20 (4)(5)(9)	1,445,000	1,365,525
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20 (4)(5)(9)	1,855,000	1,767,815

Total High Social Impact Investments (Cost $14,133,877)		13,446,541

TIME DEPOSIT - 3.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	83,332,594	83,332,594

Total Time Deposit (Cost $83,332,594)		83,332,594

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (3)
State Street Navigator Securities Lending Government Money Market Portfolio	500,050	500,050

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $500,050)		500,050

TOTAL INVESTMENTS (Cost $1,558,631,298) - 100.0%		2,299,896,138
Other assets and liabilities, net - (0.0%) (3)		(190,090)
NET ASSETS - 100.0%		2,299,706,048

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $46,444,874 and the total market value of the collateral received by the Fund was $47,660,646, comprised of cash of $500,050 and U.S. Government and/or agencies securities of $47,160,596.

(2) Non-income producing security.
(3) Amount is less than 0.05% or (0.05)%, as applicable.
(4) Restricted security. Total market value of restricted securities amounts to $32,697,486, which represents 1.4% of the net assets of the Fund as of June 30, 2018.
(5) For fair value measurement disclosure purposes, security is categorized as Level 3.
(6) Affiliated company.
(7) Security is in default for both principal and interest.
(8) This security is not accruing interest.
(9) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2018.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-6/20/18	584,846
Adobe Capital Social Mezzanine I LP	2/8/13-6/7/18	370,980
Africa Renewable Energy Fund LP	4/17/14-2/22/18	670,751
Arborview Capital Partners LP	11/13/12-4/13/18	542,311
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,830
Bridges Ventures US Sustainable Growth Fund, LP	6/8/16-5/24/18	476,781
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	688,450
Coastal Ventures III LP	7/30/12-8/17/17	255,068
Core Innovations Capital I LP	1/6/11-6/30/17	314,217
Cross Culture Ventures I LP	2/24/16-6/11/18	352,430
DBL Equity Fund - BAEF Il LP	3/30/11-8/2/16	866,008
DBL Partners III LP	1/16/15-6/5/18	494,627
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-5/11/18	68,024
First Analysis Private Equity Fund V LP	6/7/13-6/13/18	813,924
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10-12/9/16	1,001,436
Impact Ventures II LP	9/8/10-2/5/18	838,672
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.22%, 11/3/20	11/13/15	1,445,000
ImpactAssets Inc., Microfinance Plus Notes, 2.88%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund	1/20/10-5/29/18	3,935
Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-3/1/18	807,817
New Markets Venture Partners II LP	7/21/08-5/3/16	—
One Earth Group Ltd., Convertible Note, 5.00%, 10/31/20	2/1/17	300,000
Owl Ventures LP	7/10/14-1/11/18	385,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Renewable Energy Asia Fund LP	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/19	6/28/13-1/25/18	2,055,201
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	—
SJF Ventures III LP	2/6/12-7/14/17	617,464
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II LP	12/27/11-12/21/17	816,881

At June 30, 2018, the value of the Fund’s investment in affiliated companies was $10,313,201, which represents 0.45% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Affiliated Company	Principal Amount/ Shares beginning of period	Gross Additions	Gross Reductions	Principal Amount/ Shares end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$10,833,877	$—	$—	$10,833,877	$10,313,201	$120,978	$—	$—	($12,350)
New Day Farms, Inc., Participation Interest Note	6,225	—	—	6,225	—	139	—	—	—
New Day Farms, Inc., Series B, Preferred	4,547,804	—	—	4,547,804	—	—	—	—	—
Shangri La Farms, Series A, Preferred	66,667	—	—	66,667	—	—	—	—	—
TOTALS					$10,313,201	$121,117	$—	$—	($12,350)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$2,183,366,008	(2)	$—	$—	$2,183,366,008
Common Stocks - Venture Capital	—		—	567,290	567,290
Preferred Stocks - Venture Capital	—		—	2,326,132	2,326,132
Warrants - Venture Capital	—		—	3,066	3,066
Venture Capital Limited Partnership Interest	—		—	14,682,248	14,682,248
Venture Capital Debt Obligations	—		—	1,672,209	1,672,209
High Social Impact Investments	—		10,313,201	3,133,340	13,446,541
Time Deposit	—		83,332,594	—	83,332,594
Short Term Investment of Cash Collateral for Securities Loaned	500,050		—	—	500,050
Total Investments	$2,183,866,058		$93,645,795	$22,384,285	$2,299,896,138

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture Capital is not included in this category.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 97.1%
Equity Mutual Funds - 31.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	113,227	3,087,711
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	383,760	8,826,477
Calvert US Large-Cap Core Responsible Index Fund, Class R6	660,416	15,341,473
Calvert US Large-Cap Growth Responsible Index Fund, Class I	344,980	9,383,464
Calvert US Large-Cap Value Responsible Index Fund, Class I	510,447	11,403,380
Calvert US Mid-Cap Core Responsible Index Fund, Class I	154,350	3,976,064
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	225,804	3,599,319
Calvert International Opportunities Fund, Class I	324,772	5,936,832
Calvert Mid-Cap Fund, Class I	53,047	2,065,133
		63,619,853

Fixed-Income Mutual Funds - 65.4%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	1,754,600	26,090,906
Calvert Floating-Rate Advantage Fund, Class R6	2,824,633	27,963,866
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	4,697,738	74,130,310
The Calvert Fund:
Calvert Long-Term Income Fund, Class I	3	45
Calvert Ultra-Short Duration Income Fund, Class R6	335,656	3,353,206
		131,538,333

Total Mutual Funds (Cost $190,164,988)		195,158,186

U.S. TREASURY OBLIGATIONS - 2.8%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation Index Bonds:
0.50%, 1/15/28(2)	3,513,684	3,438,240
0.625%, 4/15/23(2)	2,280,142	2,276,741

Total U.S. Treasury Obligations (Cost $5,682,458)		5,714,981

Total Purchased Options (Cost $49,706) - 0.0% (3)		15,480

TOTAL INVESTMENTS (Cost $195,897,152) - 99.9%		200,888,647

Total Written Options (Premiums received $44,267) - (0.0)%(3)		(38,520)

Other assets and liabilities, net - 0.1%	122,007
NET ASSETS - 100.0%	200,972,134

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Amount is less than 0.05% or (0.05)%, as applicable.

PURCHASED CALL OPTIONS - 0.0% (3)
EXCHANGE-TRADED OPTIONS - 0.0% (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	18	$4,893,066	$2,875	9/28/18	$15,480

WRITTEN PUT OPTIONS - (0.0)% (3)
EXCHANGE-TRADED OPTIONS – (0.0)% (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(18)	($4,893,066)	$2,450	9/28/18	($38,520)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	7	Sep-18	$952,560	($23,433)
U.S. 2-Year Treasury Note	26	Sep-18	5,507,531	5,688
U.S. 5-Year Treasury Note	107	Sep-18	12,157,039	8,211
U.S. 10-Year Treasury Note	50	Sep-18	6,009,375	2,344
U.S. Ultra-Long Treasury Bond	46	Sep-18	7,339,875	74,531
Total Long				$67,341
Short:
Euro	(7)	Sep-18	($1,026,944)	$8,941
MSCI EMU Index	(43)	Sep-18	(983,720)	29,375
U.S. Ultra 10-Year Treasury Note	(20)	Sep-18	(2,564,688)	4,374
Total Short				$42,690

Abbreviations:
EMU:	European Monetary Union

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended June 30, 2018, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

			Fair Value
Risk	Derivative		Asset Derivative	Liability Derivative
Equity Price	Futures contracts	(1)	$29,375	($23,433)
Equity Price	Purchased options		15,480	—
Equity Price	Written options		—	(38,520)
Foreign Exchange	Futures contracts	(1)	8,941	—
Interest Rate	Futures contracts	(1)	95,148	—
Total			$148,944	($61,953)

(1) Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2018, the value of the Fund's investment in affiliated companies was $195,158,186, which represents 97.1% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	1,580,293	174,307	—	1,754,600	$26,090,906	$471,280	$—	$202,937	($496,407)
Bond Fund, Class I	4,425,319	163,270	(4,588,589)	—	—	114,571	916,129	—	(739,800)
Bond Fund, Class R6	—	4,697,738	—	4,697,738	74,130,310	1,244,368	—	—	(1,784,803)
Emerging Markets Equity Fund, Class I	281,216	7,373	(62,785)	225,804	3,599,319	10,528	255,798	—	(342,814)
Floating-Rate Advantage Fund, Class R6	—	2,824,633	—	2,824,633	27,963,866	655,120	—	—	(278,157)
International Equity Fund, Class I	309,405	885	(310,290)	—	—	16,573	655,889	—	(579,220)
International Opportunities Fund, Class I	310,482	31,644	(17,354)	324,772	5,936,832	102,843	42,064	302,993	(72,430)
International Responsible Index Fund, Class I	242,560	145,482	(4,282)	383,760	8,826,477	117,763	15,619	—	(178,177)
Long-Term Income Fund, Class I	321,477	9	(321,483)	3	45	158	270,667	—	(264,517)
Mid-Cap Fund, Class I	48,815	6,556	(2,324)	53,047	2,065,133	7,399	(4,627)	158,494	23,365
Small-Cap Fund, Class I	70,175	48,196	(5,144)	113,227	3,087,711	5,386	27,565	237,529	(14,006)

Ultra-Short Duration Income Fund, Class I	1,357,595	760,399	(2,117,994)	—	—	6,906	29,240	—	(9,836)
Ultra-Short Duration Income Fund, Class R6	—	2,207,310	(1,871,654)	335,656	3,353,206	67,053	(715,681)	1,258	699,763
US Large-Cap Core Responsible Index Fund, Class I	687,671	4,253	(691,924)	—	—	—	2,223,027	—	(1,875,925)
US Large-Cap Core Responsible Index Fund, Class R6	—	678,965	(18,549)	660,416	15,341,473	208,001	6,492	146,344	481,530
US Large-Cap Growth Responsible Index Fund, Class I	344,496	14,119	(13,635)	344,980	9,383,464	76,079	82,906	115,386	862,945
US Large-Cap Value Responsible Index Fund, Class I	474,198	73,296	(37,047)	510,447	11,403,380	189,589	163,437	557,802	(541,682)
US Mid-Cap Core Responsible Index Fund, Class I	135,676	27,736	(9,062)	154,350	3,976,064	39,265	16,027	72,658	163,291
TOTALS					$195,158,186	$3,332,882	$3,984,552	$1,795,401	($4,946,880)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$195,158,186	$—	$—	$195,158,186
U.S. Treasury Obligations	—	5,714,981	—	5,714,981
Purchased Options	15,480	—	—	15,480
Total Investments	$195,173,666	$5,714,981	$—	$200,888,647

Futures Contracts(1)	$133,464	$—	$—	$133,464
Total	$195,307,130	$5,714,981	$—	$201,022,011

Liabilities
Futures Contracts(1)	$(23,433)	$—	$—	$(23,433)
Written Options	(38,520)	—	—	(38,520)
Total	$(61,953)	$—	$—	$(61,953)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Investment Transactions and Income: Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 97.6%
Equity Mutual Funds - 61.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	295,387	8,055,195
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	957,243	22,016,579
Calvert US Large-Cap Core Responsible Index Fund, Class R6	2,158,855	50,150,192
Calvert US Large-Cap Growth Responsible Index Fund, Class I	764,821	20,803,128
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,191,231	26,612,098
Calvert US Mid-Cap Core Responsible Index Fund, Class I	446,967	11,513,858
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	661,315	10,541,368
Calvert International Equity Fund, Class I	226,632	4,154,169
Calvert International Opportunities Fund, Class I	920,772	16,831,711
Calvert Mid-Cap Fund, Class I	114,612	4,461,858
		175,140,156

Fixed-Income Mutual Funds - 36.3%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	2,200,199	32,716,965
Calvert Floating-Rate Advantage Fund, Class R6	2,185,535	21,636,797
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,775,075	43,790,690
The Calvert Fund:
Calvert Ultra-Short Duration Income Fund, Class R6	573,591	5,730,176
		103,874,628

Total Mutual Funds (Cost $261,997,979)		279,014,784

U.S. TREASURY OBLIGATIONS - 2.4%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation Index Bonds:
0.50%, 1/15/28(2)	4,070,387	3,982,990
0.625%, 4/15/23(2)	2,955,665	2,951,257

Total U.S. Treasury Obligations (Cost $6,895,711)		6,934,247

Total Purchased Options (Cost $71,797) - 0.0% (3)		22,360

TOTAL INVESTMENTS (Cost $268,965,487) - 100.0%		285,971,391

Total Written Options (Premiums received $63,941) - (0.0)%(3)		(55,640)

Other assets and liabilities, net - (0.0%) (3)	(14,008)
NET ASSETS - 100.0%	285,901,743

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Amount is less than 0.05% or (0.05)%, as applicable.

PURCHASED CALL OPTIONS - 0.0% (3)
EXCHANGE-TRADED OPTIONS - 0.0% (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	26	$7,067,762	$2,875	9/28/18	$22,360

WRITTEN PUT OPTIONS - (0.0)% (3)
EXCHANGE-TRADED OPTIONS – (0.0)% (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(26)	($7,067,762)	$2,450	9/28/18	($55,640)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	16	Sep-18	$2,177,280	($53,560)
MSCI Emerging Markets Index	8	Sep-18	425,320	(22,543)
U.S. 2-Year Treasury Note	17	Sep-18	3,601,078	3,719
U.S. 10-Year Treasury Note	52	Sep-18	6,249,750	—
U.S. Ultra-Long Treasury Bond	37	Sep-18	5,903,813	45,812
Total Long				($26,572)
Short:
Euro	(15)	Sep-18	($2,200,594)	$19,158
MSCI EMU Index	(92)	Sep-18	(2,104,703)	62,849
U.S. 5-Year Treasury Note	(8)	Sep-18	(908,938)	1,063
U.S. Ultra 10-Year Treasury Note	(32)	Sep-18	(4,103,500)	6,999
Total Short				$90,069

Abbreviations:
EMU:	European Monetary Union

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended June 30, 2018, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors).

At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts(1)	$62,849	$(76,103)
Equity Price	Purchased options	22,360	—
Equity Price	Written options	—	(55,640)
Foreign Exchange	Futures contracts(1)	19,158	—
Interest Rate	Futures contracts(1)	57,593	—
Total		$161,960	$(131,743)

(1) Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2018, the value of the Fund's investment in affiliated companies was $279,014,784, which represents 97.6% of the Fund's net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	2,008,287	$191,912	$—	2,200,199	$32,716,965	$695,960	$—	$252,057	$(617,747)
Bond Fund, Class I	2,934,178	4,093	(2,938,271)	—	—	65,864	601,805	—	(495,329)
Bond Fund, Class R6	—	2,775,075	—	2,775,075	43,790,690	709,418	—	—	(1,013,072)
Emerging Markets Equity Fund, Class I	565,098	185,499	(89,282)	661,315	10,541,368	22,174	418,028	—	(856,779)
Floating-Rate Advantage Fund, Class R6	—	2,185,535	—	2,185,535	21,636,797	650,933	—	—	(214,524)
International Equity Fund, Class I	1,185,299	8,697	(967,364)	226,632	4,154,169	162,810	1,696,115	—	(1,400,585)
International Opportunities Fund, Class I	892,071	64,540	(35,839)	920,772	16,831,711	289,321	168,614	852,381	(251,310)
International Responsible Index Fund, Class I	580,769	399,865	(23,391)	957,243	22,016,579	293,947	88,742	—	(493,267)
Mid-Cap Fund, Class I	105,191	10,711	(1,290)	114,612	4,461,858	15,582	1,974	333,795	43,587
Small-Cap Fund, Class I	151,220	150,306	(6,139)	295,387	8,055,195	11,319	34,724	499,255	91,789
Ultra-Short Duration Income Fund, Class I	1,438,790	413,099	(1,851,889)	—	—	13,362	28,159	—	(5,277)
Ultra-Short Duration Income Fund, Class R6	—	2,934,317	(2,360,726)	573,591	5,730,176	105,055	(699,716)	2,215	668,941
US Large-Cap Core Responsible Index Fund, Class I	2,037,548	—	(2,037,548)	—	—	—	6,666,432	—	(5,574,618)
US Large-Cap Core Responsible Index Fund, Class R6	—	2,171,115	(12,260)	2,158,855	50,150,192	681,533	3,188	479,511	1,580,151
US Large-Cap Growth Responsible Index Fund, Class I	769,928	16,285	(21,392)	764,821	20,803,128	166,175	134,323	252,032	1,971,131
US Large-Cap Value Responsible Index Fund, Class I	1,125,626	91,042	(25,437)	1,191,231	26,612,098	439,761	118,535	1,293,854	(1,029,692)
US Mid-Cap Core Responsible Index Fund, Class I	388,681	66,972	(8,686)	446,967	11,513,858	110,263	14,125	204,034	497,578
TOTALS					$279,014,784	$4,433,477	$9,275,048	$4,169,134	$(7,099,023)

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$279,014,784	$—	$—	$279,014,784
U.S. Treasury Obligations	—	6,934,247	—	6,934,247
Purchased Options	22,360	—	—	22,360
Total Investments	$279,037,144	$6,934,247	$—	$285,971,391

Futures Contracts(1)	$139,600	$—	$—	$139,600
Total	$279,176,744	$6,934,247	$—	$286,110,991

Liabilities
Futures Contracts(1)	$(76,103)	$—	$—	$(76,103)
Written Options	(55,640)	—	—	(55,640)
Total	$(131,743)	$—	$—	$(131,743)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Investment Transactions and Income: Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (1) - 98.1%
Equity Mutual Funds - 84.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class I	210,982	5,753,479
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class I	548,564	12,616,973
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,655,278	38,452,099
Calvert US Large-Cap Growth Responsible Index Fund, Class I	518,726	14,109,340
Calvert US Large-Cap Value Responsible Index Fund, Class I	826,797	18,470,642
Calvert US Mid-Cap Core Responsible Index Fund, Class I	295,091	7,601,557
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Equity Fund, Class I	433,188	6,905,015
Calvert International Equity Fund, Class I	459,453	8,421,773
Calvert International Opportunities Fund, Class I	683,201	12,488,923
Calvert Mid-Cap Fund, Class I	89,042	3,466,391
		128,286,192

Fixed-Income Mutual Funds - 13.4%
Calvert Management Series:
Calvert Absolute Return Bond Fund, Class I	252,826	3,759,515
Calvert Floating-Rate Advantage Fund, Class R6	417,220	4,130,474
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	788,911	12,449,021
		20,339,010

Total Mutual Funds (Cost $136,517,620)		148,625,202

U.S. TREASURY OBLIGATIONS - 1.9%	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Inflation Index Bond, 0.50%, 1/15/28 (2)	2,945,887	2,882,635

Total U.S. Treasury Obligations (Cost $2,860,599)		2,882,635

Total Purchased Options (Cost $38,660) - 0.0% (3)		12,040

TOTAL INVESTMENTS (Cost $139,416,879) - 100.0%		151,519,877

Total Written Options (Premiums received $34,430) - (0.0)%(3)		(29,960)

Other assets and liabilities, net - (0.0%) (3)		(25,599)
NET ASSETS - 100.0%		151,464,318

NOTES TO SCHEDULE OF INVESTMENTS
(1) Affiliated company.
(2) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3) Amount is less than 0.05% or (0.05)%, as applicable.

PURCHASED CALL OPTIONS – 0.0% (3)
EXCHANGE-TRADED OPTIONS - 0.0% (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	14	$3,805,718	$2,875	9/28/18	$12,040

WRITTEN PUT OPTIONS – (0.0%) (3)
EXCHANGE-TRADED OPTIONS – (0.0%) (3)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
S&P 500 Index	(14)	($3,805,718)	$2,450	9/28/18	($29,960)

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P 500 Index	11	Sep-18	$1,496,880	($36,823)
MSCI EMU Index	34	Sep-18	1,807,610	(95,808)
Total Long				($132,631)
Short:
Euro	(10)	Sep-18	($1,467,063)	$12,772
MSCI EMU Index	(65)	Sep-18	(1,487,018)	44,404
U.S. Ultra 10-Year Treasury Note	(21)	Sep-18	(2,692,922)	4,593
U.S. Ultra-Long Treasury Bond	(6)	Sep-18	(957,375)	(10,167)
Total Short				$51,602

Abbreviations:
EMU:	European Monetary Union

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts as a substitute for direct investment in particular asset classes to facilitate rebalancing and implement tactical asset allocation decisions.
During the fiscal year to date ended June 30, 2018, the Fund used purchased and written options contracts to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors). At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts(1)	$44,404	($132,631)
Equity Price	Purchased options	12,040	—
Equity Price	Written options	—	(29,960)
Foreign Exchange	Futures contracts(1)	12,772	—
Interest Rate	Futures contracts(1)	4,593	(10,167)
Total		$73,809	($172,758)

(1) Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2018, the value of the Fund’s investment in affiliated companies was $148,625,202, which represents 98.1% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2018 were as follows:

Name of Calvert Fund	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Absolute Return Bond Fund, Class I	267,360	79,646	(94,180)	252,826	$3,759,515	$63,318	$35,538	$22,590	($90,554)
Bond Fund, Class I	814,675	148,460	(963,135)	—	—	17,833	61,387	—	(29,249)
Bond Fund, Class R6	—	1,685,257	(896,346)	788,911	12,449,021	206,111	(254,118)	—	(29,663)
Emerging Markets Equity Fund, Class I	536,025	23,518	(126,355)	433,188	6,905,015	19,091	545,027	—	(722,478)
Floating-Rate Advantage Fund, Class R6	—	417,220	—	417,220	4,130,474	118,100	—	—	(40,739)
International Equity Fund, Class I	926,169	13,668	(480,384)	459,453	8,421,773	174,200	536,210	—	(370,609)
International Opportunities Fund, Class I	644,874	46,964	(8,637)	683,201	12,488,923	210,536	41,930	620,268	(102,219)
International Responsible Index Fund, Class I	340,817	218,334	(10,587)	548,564	12,616,973	166,085	40,520	—	(268,995)
Mid-Cap Fund, Class I	107,365	7,412	(25,735)	89,042	3,466,391	12,106	37,915	259,321	19,754
Small-Cap Fund, Class I	154,350	98,696	(42,064)	210,982	5,753,479	8,703	169,087	383,836	(141,980)
US Large-Cap Core Responsible Index Fund, Class I	1,496,712	78,342	(1,575,054)	—	—	—	4,786,513	—	(3,967,688)
US Large-Cap Core Responsible Index Fund, Class R6	—	1,739,064	(83,786)	1,655,278	38,452,099	533,105	21,784	375,081	1,211,609
US Large-Cap Growth Responsible Index Fund, Class I	505,201	21,583	(8,058)	518,726	14,109,340	110,366	51,926	167,388	1,360,412
US Large-Cap Value Responsible Index Fund, Class I	755,929	83,186	(12,318)	826,797	18,470,642	298,885	57,403	879,374	(678,578)
US Mid-Cap Core Responsible Index Fund, Class I	156,311	141,279	(2,499)	295,091	7,601,557	60,395	3,923	111,759	256,431
TOTALS					$148,625,202	$1,998,834	$6,135,045	$2,819,617	($3,594,546)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$148,625,202	$—	$—	$148,625,202
U.S. Treasury Obligations	—	2,882,635	—	2,882,635
Purchased Options	12,040	—	—	12,040
Total Investments	$148,637,242	$2,882,635	$—	$151,519,877

Futures Contracts(1)	$61,769	$—	$—	$61,769
Total	$148,699,011	$2,882,635	$—	$151,581,646

Liabilities
Futures Contracts(1)	$(142,798)	$—	$—	$(142,798)
Written Options	(29,960)	—	—	(29,960)
Total	$(172,758)	$—	$—	$(172,758)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Investment Transactions and Income: Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018